Capital [Member] Expense Example - Capital - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - CAPITAL SHARES	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	142
Expense Example, with Redemption, 10 Years	$ 327